CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other operating revenues
Total operating revenues	¥ 4,584,552	¥ 4,527,084	¥ 4,383,397
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	792,145	881,471	853,062
Depreciation and amortization	452,341	625,934	659,787
Impairment loss	12,205	17,683	30,161
Selling, general and administrative
Total operating expenses	3,639,814	3,744,060	3,744,326
Operating income	944,738	783,024	639,071
Other income (expense):
Interest expense	(277)	(512)	(797)
Interest income	608	987	1,283
Other, net	4,494	(5,478)	4,326
Total other income (expense)	4,825	(5,003)	4,812
Income before income taxes and equity in net income (losses) of affiliates	949,563	778,021	643,883
Income taxes:
Current	238,172	267,249	218,552
Deferred	49,507	(55,530)	19,515
Total income taxes	287,679	211,719	238,067
Income before equity in net income (losses) of affiliates	661,884	566,302	405,816
Equity in net income (losses) of affiliates (including impairment charges of investments in affiliates)	(11,273)	(5,060)	(7,782)
Net income	650,611	561,242	398,034
Less: Net (income) loss attributable to noncontrolling interests	1,927	(12,864)	12,059
Net income attributable to NTT DOCOMO, INC.	¥ 652,538	¥ 548,378	¥ 410,093
Per share data:
Weighted average common shares outstanding-Basic and Diluted	3,726,266,553	3,880,823,341	4,038,191,678
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 175.12	¥ 141.30	¥ 101.55
Third parties
Telecommunications services
Telecommunications services	¥ 2,939,594	¥ 2,780,377	¥ 2,724,753
Equipment sales
Equipment sales	718,557	859,875	903,231
Other operating revenues
Other Operating revenue	828,198	806,491	682,967
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	939,426	933,027	876,285
Selling, general and administrative
Selling, general and administrative	872,829	798,006	835,882
Related parties
Telecommunications services
Telecommunications services	45,500	35,130	22,402
Equipment sales
Equipment sales	604	611	858
Other operating revenues
Other Operating revenue	52,099	44,600	49,186
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	396,031	315,526	283,229
Selling, general and administrative
Selling, general and administrative	¥ 174,837	¥ 172,413	¥ 205,920